UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
February 29, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.05%
Aerospace & Defense - 8.08%
Alliant Techsystems, Inc.	5,130	$307,800
General Dynamics Corp.	4,260	311,960
Rockwell Collins, Inc.	5,180	307,122
United Technologies Corporation	3,920	328,770
		1,255,652

Air Freight & Logistics - 3.86%
CH Robinson Worldwide, Inc.	4,400	291,148
United Parcel Service, Inc.	4,020	309,098
		600,246

Capital Markets - 6.38%
Eaton Vance Corp.	11,420	329,010
Federated Investors, Inc.	16,300	333,987
Waddell & Reed Financial, Inc.	10,400	328,224
		991,221

Commercial Banks - 2.05%
Westamerica Bancorporation	6,730	318,733
Commercial Services & Supplies - 3.82%
Deluxe Corp.	12,620	311,335
Pitney Bowes, Inc.	15,620	283,191
		594,526

Computers & Peripherals - 4.08%
Dell, Inc. (a)	18,200	314,860
Lexmark International, Inc.	8,660	319,381
		634,241

Containers & Packaging - 2.02%
Ball Corp.	7,840	314,227
Diversified Consumer Services - 5.49%
Apollo Group, Inc. (a)	5,570	237,505
ITT Educational Services, Inc. (a)	4,930	338,395
Strayer Education, Inc.	2,700	277,816
		853,716

Electric Utilities - 1.91%
Exelon Corp.	7,600	296,932
Food & Staples Retailing - 7.54%
Kroger Co.	12,280	292,141
Sysco Corp.	10,020	294,789
Walgreen Co.	8,760	290,482
Wal-Mart Stores, Inc.	4,980	294,218
		1,171,630

Food Products - 3.01%
Campbell Soup Co.	9,580	319,206
HJ Heinz Co.	1,400	73,794
Kellogg Co.	1,440	75,384
		468,384

Health Care Equipment & Supplies - 8.34%
Baxter International, Inc.	5,460	317,390
Becton Dickinson & Company	3,820	291,160
CR Bard, Inc.	3,280	307,073
Medtronic, Inc.	1,830	69,760
Zimmer Holdings, Inc. (a)	5,120	311,040
		1,296,423

Health Care Providers & Services - 11.51%
CIGNA Corp.	6,820	300,830
Davita, Inc. (a)	1,940	167,907
Express Scripts, Inc. (a)	5,800	309,314
Laboratory Corporation of American Holdings (a)	3,340	300,233
Patterson Companies, Inc.	2,300	73,416
Quest Diagnostics, Inc.	5,180	300,699
UnitedHealth Group, Inc.	6,040	336,730
		1,789,129

Household Products - 2.50%
Colgate-Palmolive Co.	3,380	314,948
Kimberly-Clark Corp.	1,020	74,338
		389,286

IT Services - 6.08%
Accenture PLC (b)	5,320	316,753
Fiserv, Inc. (a)	4,780	316,914
Global Payments, Inc.	6,040	311,785
		945,452

Media - 2.73%
Omnicom Group, Inc.	1,580	78,115
Valassis Communications, Inc. (a)	13,840	345,723
		423,838

Multiline Retail - 1.92%
Target Corp.	5,280	299,323
Personal Products - 1.98%
Avon Products, Inc.	16,500	308,385
Pharmaceuticals - 4.41%
Bristol-Myers Squibb Co.	2,250	72,383
Eli Lilly & Co.	7,640	299,794
Forest Laboratories, Inc. (a)	9,620	312,842
		685,019

Road & Rail - 1.75%
Landstar System, Inc.	5,040	272,462
Software - 2.10%
Microsoft Corp.	10,300	326,922
Specialty Retail - 7.49%
Aeropostale, Inc. (a)	18,200	327,054
Best Buy, Inc.	11,910	294,177
RadioShack Corp.	30,090	213,338
TJX Cos, Inc.	9,000	329,490
		1,164,059

TOTAL COMMON STOCKS (Cost $14,922,881)		$15,399,806

	Principal
	Amount
SHORT TERM INVESTMENTS - 1.64%
Money Market Fund - 1.64%
Fidelity Institutional Money Market Fund - Government Portfolio
0.010% (c)	$254,944	254,944
TOTAL SHORT TERM INVESTMENTS (Cost $254,944)		$254,944

Total Investments (Cost $15,177,825) - 100.69%		15,654,750
Liabilities in Excess of Other Assets - (0.69)%		(106,574)
TOTAL NET ASSETS - 100.00%		$15,548,176

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at February 29, 2012

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

Cost of investments	$15,177,825
Gross unrealized appreciation	1,149,547
Gross unrealized depreciation	(672,622)
Net unrealized depreciation	$476,925

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 29, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$15,399,806	-	-	$15,399,806
Short-Term Investments	254,944	-	-	254,944

Total Investments in Securities	$15,654,750	$-	$-	$15,654,750

There were no transfers into and out of Level 1 and 2 during the period ended February 29, 2012.
The fund held no Level 3 securities throughout the period.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date          4/18/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph Neuberger
                                                    Joseph Neuberger, President

Date          4/18/2012

By (Signature and Title)*  /s/ John Buckel
                                                     John Buckel, Treasurer

Date          4/18/2012

* Print the name and title of each signing officer under his or her signature.